Financial risk management - Interest-bearing financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial instruments by type of interest rate [line items]
Bank borrowings	$ 77,833	$ 98,967
Obligations under leases	21,871	18,358	$ 22,536
Debt instruments	343,442	440,297
Other financial liabilities	38,279	4,549
Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Bank borrowings	77,833	98,967
Obligations under leases	21,872	18,358
Debt instruments	343,443	440,297
Other financial liabilities	98,661	67,013
Interest-bearing financial liabilities	541,809	624,635
Interest rate risk | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Bank borrowings	16,857
Debt instruments	343,443	440,297
Other financial liabilities	80,388	67,013
Interest-bearing financial liabilities	440,688	507,310
Interest rate risk | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Bank borrowings	60,976	98,967
Obligations under leases	21,872	18,358
Other financial liabilities	18,273
Interest-bearing financial liabilities	$ 101,121	$ 117,325